Finance Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense
Trade and other payables	₩ 94,019	₩ 42,830	₩ 57,160
Short-term borrowings	42,971	32,545	35,891
Long-term borrowings	119,806	92,243	87,011
Debt securities	1,827,511	1,771,544	1,698,232
Other financial liabilities	558,464	505,112	491,665
Interest Expense (Before Capitalizing borrowing costs)	2,642,771	2,444,274	2,369,959
Less: Capitalized borrowing costs	(595,960)	(575,816)	(580,407)
Interest expense	2,046,811	1,868,458	1,789,552
Losses on sale of financial assets	2,106	1	2,343
Losses on valuation of financial assets at fair value through profit or loss	4,513	6,616	0
Impairment of available-for-sale financial assets	0	0	2,713
Losses on valuation of derivatives	45,385	46,740	890,832
Losses on transaction of derivatives	71,546	32,448	198,218
Losses on foreign currency translation	553,731	393,859	207,944
Losses on foreign currency transaction	55,509	121,763	35,175
Losses on repayment of financial liabilities	0	0	5
Other Finance Expenses	2,555	858	1,170
Total Finance Expense	₩ 2,782,156	₩ 2,470,743	₩ 3,127,952